Federated Hermes Strategic Income Fund
Portfolio of Investments
February 28, 2026 (unaudited)
Principal Amount, Shares or Contracts		Value
	U.S. TREASURIES—12.4%
	U.S. Treasury Notes—12.4%
$ 5,000,000	United States Treasury Note, 3.500%, 1/15/2029	$ 5,015,235
7,000,000	United States Treasury Note, 4.000%, 2/28/2030	7,138,590
30,000,000	United States Treasury Note, 4.000%, 5/31/2030	30,611,643
22,500,000	United States Treasury Note, 4.250%, 8/15/2035	23,062,500
2,000,000	United States Treasury Note, 4.375%, 12/31/2029	2,065,566
2,000,000	United States Treasury Note, 4.625%, 2/15/2035	2,110,312
	TOTAL U.S. TREASURIES (IDENTIFIED COST $68,878,321)	70,003,846
	CORPORATE BONDS—4.1%
	Basic Industry - Metals & Mining—0.0%
50,000	Glencore Funding LLC, Sr. Unsecd. Note, 144A, 1.625%, 4/27/2026	49,810
55,000	Glencore Funding LLC, Sr. Unsecd. Note, 144A, 3.375%, 9/23/2051	37,871
	TOTAL	87,681
	Capital Goods - Aerospace & Defense—0.1%
60,000	Boeing Co., Sr. Unsecd. Note, 3.625%, 2/1/2031	58,300
30,000	Boeing Co., Sr. Unsecd. Note, 3.950%, 8/1/2059	21,528
30,000	Boeing Co., Sr. Unsecd. Note, 6.528%, 5/1/2034	33,646
50,000	Boeing Co., Sr. Unsecd. Note, 6.858%, 5/1/2054	57,379
50,000	L3Harris Technologies, Inc., Sr. Unsecd. Note, 5.400%, 7/31/2033	52,693
75,000	Leidos, Inc., Sr. Unsecd. Note, Series WI, 4.375%, 5/15/2030	75,291
55,000	Northrop Grumman Corp., Sr. Unsecd. Note, 3.250%, 1/15/2028	54,456
	TOTAL	353,293
	Capital Goods - Building Materials—0.0%
20,000	Allegion PLC, Sr. Unsecd. Note, 3.500%, 10/1/2029	19,588
	Capital Goods - Construction Machinery—0.6%
3,390,000	Ashtead Capital, Inc., Sr. Unsecd. Note, 144A, 2.450%, 8/12/2031	3,060,046
40,000	CNH Industrial NV, Sr. Unsecd. Note, Series MTN, 3.850%, 11/15/2027	39,971
	TOTAL	3,100,017
	Capital Goods - Diversified Manufacturing—0.0%
15,000	Ingersoll-Rand, Inc., Sr. Unsecd. Note, 5.450%, 6/15/2034	15,760
15,000	Ingersoll-Rand, Inc., Sr. Unsecd. Note, 5.700%, 6/15/2054	15,265
40,000	Valmont Industries, Inc., Sr. Unsecd. Note, 5.000%, 10/1/2044	37,163
35,000	Valmont Industries, Inc., Sr. Unsecd. Note, 5.250%, 10/1/2054	33,721
	TOTAL	101,909
	Capital Goods - Environmental—0.0%
75,000	Republic Services, Inc., Sr. Unsecd. Note, 4.875%, 4/1/2029	77,127
75,000	Waste Connections, Inc., Sr. Unsecd. Note, 2.600%, 2/1/2030	71,493
	TOTAL	148,620
	Communications - Cable & Satellite—0.1%
25,000	Charter Communications Operating LLC, 5.375%, 5/1/2047	20,860
40,000	Charter Communications Operating, LLC/Charter Communications Operating Capital Corp., Sec. Fac. Bond, 6.550%, 6/1/2034	42,558
30,000	Comcast Corp., Sr. Unsecd. Note, 3.450%, 2/1/2050	20,661
197,000	Comcast Corp., Sr. Unsecd. Note, 144A, 5.168%, 1/15/2037	198,433
	TOTAL	282,512

Principal Amount, Shares or Contracts		Value
	CORPORATE BONDS—continued
	Communications - Media & Entertainment—0.3%
$ 1,405,000	AppLovin Corp., Sr. Unsecd. Note, 5.500%, 12/1/2034	$ 1,433,065
25,000	AppLovin Corp., Sr. Unsecd. Note, 5.950%, 12/1/2054	24,042
100,000	Meta Platforms, Inc., Sr. Unsecd. Note, 4.875%, 11/15/2035	101,033
50,000	Meta Platforms, Inc., Sr. Unsecd. Note, 5.625%, 11/15/2055	48,980
	TOTAL	1,607,120
	Communications - Telecom Wireless—0.1%
90,000	American Tower Corp., Sr. Unsecd. Note, 4.700%, 12/15/2032	91,061
55,000	Crown Castle, Inc., Sr. Unsecd. Note, 5.200%, 2/15/2049	50,718
200,000	Orange S.A., Sr. Unsecd. Note, 144A, 5.000%, 1/13/2036	200,956
60,000	T-Mobile USA, Inc., 3.300%, 2/15/2051	40,962
65,000	T-Mobile USA, Inc., Series WI, 2.700%, 3/15/2032	59,238
55,000	T-Mobile USA, Inc., Sr. Unsecd. Note, 5.650%, 1/15/2053	53,974
65,000	Vodafone Group PLC, Sr. Unsecd. Note, 5.625%, 2/10/2053	63,261
	TOTAL	560,170
	Communications - Telecom Wirelines—0.1%
65,000	AT&T, Inc., Sr. Unsecd. Note, 1.700%, 3/25/2026	64,905
5,000	AT&T, Inc., Sr. Unsecd. Note, 3.850%, 6/1/2060	3,497
125,000	AT&T, Inc., Sr. Unsecd. Note, 6.000%, 4/30/2056	126,181
45,000	AT&T, Inc., Sr. Unsecd. Note, Series WI, 5.300%, 8/15/2058	39,355
100,000	Rogers Communications, Inc., Sr. Unsecd. Note, 4.500%, 3/15/2042	87,472
45,000	Verizon Communications, Inc., Sr. Unsecd. Note, 3.550%, 3/22/2051	32,634
	TOTAL	354,044
	Consumer Cyclical - Automotive—0.1%
150,000	Daimler Trucks Financial NA, Sr. Unsecd. Note, 144A, 4.500%, 4/12/2031	150,920
100,000	General Motors Co., Sr. Unsecd. Note, 5.200%, 4/1/2045	91,118
50,000	General Motors Financial Co., Inc., Sr. Unsecd. Note, 5.450%, 7/15/2030	52,268
100,000	Hyundai Capital America, Sr. Unsecd. Note, 144A, 5.400%, 6/23/2032	105,031
	TOTAL	399,337
	Consumer Cyclical - Leisure—0.0%
130,000	Royal Caribbean Cruises Ltd., Sr. Unsecd. Note, 5.250%, 2/27/2038	130,260
	Consumer Cyclical - Retailers—0.0%
120,000	Home Depot, Inc., Sr. Unsecd. Note, 2.950%, 6/15/2029	117,032
	Consumer Cyclical - Services—0.0%
50,000	Amazon.com, Inc., Sr. Unsecd. Note, 2.100%, 5/12/2031	45,552
60,000	Uber Technologies, Inc., Sr. Unsecd. Note, 4.300%, 1/15/2030	60,367
	TOTAL	105,919
	Consumer Non-Cyclical - Food/Beverage—0.2%
99,000	Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide, Inc., Sr. Unsecd. Note, 4.900%, 2/1/2046	93,176
100,000	Bacardi-MartinI B.V., Sr. Unsecd. Note, 144A, 6.000%, 2/1/2035	104,779
150,000	Coca-Cola Femsa S.A.B. de C.V., Sr. Unsecd. Note, 2.750%, 1/22/2030	143,303
50,000	Constellation Brands, Inc., Sr. Unsecd. Note, 5.250%, 11/15/2048	47,138
30,000	Kraft Heinz Foods Co., Sr. Unsecd. Note, 4.375%, 6/1/2046	24,648
50,000	Mars, Inc., Sr. Unsecd. Note, 144A, 5.200%, 3/1/2035	51,791
30,000	Mars, Inc., Sr. Unsecd. Note, 144A, 5.700%, 5/1/2055	30,443
30,000	Smithfield Foods, Inc., Sr. Unsecd. Note, 144A, 3.000%, 10/15/2030	27,996
55,000	Sysco Corp., Sr. Unsecd. Note, 3.300%, 7/15/2026	54,877
70,000	The Campbell’s Co., Sr. Unsecd. Note, 4.750%, 3/23/2035	68,004
75,000	Tyson Foods, Inc., Sr. Unsecd. Note, 4.950%, 2/20/2036	75,509

Principal Amount, Shares or Contracts		Value
	CORPORATE BONDS—continued
	Consumer Non-Cyclical - Food/Beverage—continued
$ 100,000	Tyson Foods, Inc., Sr. Unsecd. Note, 5.700%, 3/15/2034	$ 106,444
	TOTAL	828,108
	Consumer Non-Cyclical - Health Care—0.0%
30,000	Agilent Technologies, Inc., Sr. Unsecd. Note, 2.100%, 6/4/2030	27,639
100,000	CVS Health Corp., Sr. Unsecd. Note, 5.050%, 3/25/2048	89,239
30,000	DH Europe Finance II S.a.r.l., Sr. Unsecd. Note, 2.600%, 11/15/2029	28,632
25,000	HCA, Inc., Sr. Unsecd. Note, 5.950%, 9/15/2054	24,901
	TOTAL	170,411
	Consumer Non-Cyclical - Pharmaceuticals—0.1%
65,000	AbbVie, Inc., Sr. Unsecd. Note, 2.950%, 11/21/2026	64,600
60,000	AbbVie, Inc., Sr. Unsecd. Note, 3.200%, 11/21/2029	58,617
75,000	Amgen, Inc., Sr. Unsecd. Note, 5.250%, 3/2/2030	78,280
80,000	Amgen, Inc., Sr. Unsecd. Note, 5.250%, 3/2/2033	83,790
80,000	Amgen, Inc., Sr. Unsecd. Note, 5.650%, 3/2/2053	79,912
60,000	Biogen, Inc., Sr. Unsecd. Note, 2.250%, 5/1/2030	55,672
55,000	Bristol-Myers Squibb Co., Sr. Unsecd. Note, Series WI, 4.250%, 10/26/2049	45,786
	TOTAL	466,657
	Consumer Non-Cyclical - Supermarkets—0.0%
50,000	Kroger Co., Sr. Unsecd. Note, 4.450%, 2/1/2047	42,837
	Consumer Non-Cyclical - Tobacco—0.0%
30,000	BAT Capital Corp., Sr. Unsecd. Note, 3.984%, 9/25/2050	22,614
115,000	Philip Morris International, Inc., Sr. Unsecd. Note, 5.750%, 11/17/2032	124,074
65,000	Reynolds American, Inc., Sr. Unsecd. Note, 7.000%, 8/4/2041	73,052
	TOTAL	219,740
	Energy - Independent—0.0%
75,000	APA Corp., Sr. Unsecd. Note, 6.750%, 2/15/2055	76,728
35,000	Ovintiv, Inc., Sr. Unsecd. Note, 7.100%, 7/15/2053	39,086
	TOTAL	115,814
	Energy - Integrated—0.0%
45,000	Shell Finance, Sr. Unsecd. Note, 4.000%, 5/10/2046	37,244
	Energy - Midstream—0.1%
45,000	Eastern Gas Transmission & Storage, Inc., Sr. Unsecd. Note, 3.900%, 11/15/2049	33,927
50,000	Enbridge, Inc., Sr. Unsecd. Note, 5.200%, 11/20/2035	51,001
100,000	Enbridge, Inc., Sr. Unsecd. Note, 5.950%, 4/5/2054	103,188
100,000	MPLX LP, Sr. Unsecd. Note, 4.950%, 3/14/2052	85,986
65,000	ONEOK, Inc., Sr. Unsecd. Note, 4.550%, 7/15/2028	65,726
30,000	ONEOK, Inc., Sr. Unsecd. Note, 5.200%, 7/15/2048	27,376
30,000	Targa Resources, Inc., Sr. Unsecd. Note, 4.200%, 2/1/2033	29,143
100,000	Targa Resources, Inc., Sr. Unsecd. Note, 5.400%, 7/30/2036	101,886
100,000	Williams Cos., Inc., Sr. Unsecd. Note, 5.150%, 3/15/2034	102,639
	TOTAL	600,872
	Financial Institution - Banking—0.6%
90,000	Bank of America Corp., Sr. Unsecd. Note, 2.299%, 7/21/2032	81,221
100,000	Bank of America Corp., Sr. Unsecd. Note, 2.572%, 10/20/2032	91,141
85,000	Bank of America Corp., Sr. Unsecd. Note, 2.687%, 4/22/2032	78,722
50,000	Bank of America Corp., Sr. Unsecd. Note, 5.468%, 1/23/2035	52,417
90,000	Bank of America Corp., Sr. Unsecd. Note, 5.511%, 1/24/2036	94,496
50,000	Bank of America Corp., Sr. Unsecd. Note, Series MTN, 2.884%, 10/22/2030	47,984
150,000	Capital One Financial Co., Sr. Unsecd. Note, 5.399%, 1/30/2037	151,419

Principal Amount, Shares or Contracts			Value
		CORPORATE BONDS—continued
		Financial Institution - Banking—continued
$ 120,000		Citigroup, Inc., Sr. Unsecd. Note, 2.561%, 5/1/2032	$ 109,883
100,000		Citigroup, Inc., Sub., 5.827%, 2/13/2035	104,080
70,000		Citizens Financial Group, Inc., Sub. Note, 2.638%, 9/30/2032	61,586
65,000		Fifth Third Bancorp, Sr. Unsecd. Note, 3.950%, 3/14/2028	65,038
85,000		FNB Corp. (PA), 5.722%, 12/11/2030	87,435
100,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 2.615%, 4/22/2032	91,875
45,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 3.102%, 2/24/2033	41,766
120,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 3.814%, 4/23/2029	119,318
90,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 5.218%, 4/23/2031	93,186
100,000		Huntington Bancshares, Inc., Sr. Unsecd. Note, 5.709%, 2/2/2035	105,437
145,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 2.580%, 4/22/2032	133,869
100,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 2.963%, 1/25/2033	92,776
55,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 5.336%, 1/23/2035	57,342
50,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 5.350%, 6/1/2034	52,342
100,000		KeyCorp, Sr. Unsecd. Note, 6.401%, 3/6/2035	109,092
45,000		M&T Bank Corp., Sr. Unsecd. Note, 6.082%, 3/13/2032	48,158
65,000		M&T Bank Corp., Sr. Unsecd. Note, 7.413%, 10/30/2029	70,516
90,000		Morgan Stanley, Sr. Unsecd. Note, 5.192%, 4/17/2031	93,249
20,000		Morgan Stanley, Sr. Unsecd. Note, 5.466%, 1/18/2035	20,943
100,000		Morgan Stanley, Sr. Unsecd. Note, Series GMTN, 2.239%, 7/21/2032	89,706
100,000		Morgan Stanley, Sr. Unsecd. Note, Series MTN, 1.928%, 4/28/2032	88,782
75,000		Northern Trust Corp., Sub., 6.125%, 11/2/2032	82,192
40,000		PNC Financial Services Group, Inc., 5.575%, 1/29/2036	42,114
65,000		PNC Financial Services Group, Inc., Sr. Unsecd. Note, 5.676%, 1/22/2035	69,010
21,763	[1]	Regional Diversified Funding, 144A, 9.250%, 3/15/2030	4,570
35,000		Regions Financial Corp., Sr. Unsecd. Note, 5.722%, 6/6/2030	36,676
50,000		Synovus Financial Corp., Sr. Unsecd. Note, 6.168%, 11/1/2030	52,444
200,000		Truist Bank, Sub. Note, Series BKNT, 3.300%, 5/15/2026	199,692
20,000		U.S. Bancorp, 5.100%, 7/23/2030	20,701
65,000		U.S. Bancorp, Sr. Unsecd. Note, Series MTN, 1.375%, 7/22/2030	58,213
100,000		Wells Fargo & Co., Sr. Unsecd. Note, 5.499%, 1/23/2035	104,791
275,000		Wells Fargo & Co., Sr. Unsecd. Note, Series MTN, 2.879%, 10/30/2030	263,256
		TOTAL	3,267,438
		Financial Institution - Broker/Asset Mgr/Exchange—0.0%
45,000		Jefferies Financial Group, Inc., Sr. Unsecd. Note, 2.750%, 10/15/2032	39,320
100,000		Jefferies Financial Group, Inc., Sr. Unsecd. Note, 5.500%, 2/15/2036	98,390
		TOTAL	137,710
		Financial Institution - Finance Companies—0.0%
150,000		AerCap Ireland Capital Ltd. / AerCap Global Aviation Trust, Sr. Unsecd. Note, 5.300%, 1/19/2034	154,365
		Financial Institution - Insurance - Health—0.0%
100,000		Elevance Health, Inc., Sr. Unsecd. Note, 5.000%, 1/15/2036	100,596
		Financial Institution - Insurance - Life—0.1%
150,000		Massachusetts Mutual Life Insurance Co., Sub. Note, 144A, 4.900%, 4/1/2077	124,278
120,000		Pacific Life Insurance Co., Sub. Note, 144A, 4.300%, 10/24/2067	96,989
100,000		Wynnton Funding Trust, Sr. Unsecd. Note, 5.251%, 8/15/2035	101,260
		TOTAL	322,527
		Financial Institution - Insurance - P&C—0.1%
100,000		Aon North America, Inc., 5.750%, 3/1/2054	99,048
100,000		Beacon Funding Trust, Sr. Unsecd. Note, 6.266%, 8/15/2054	101,898

Principal Amount, Shares or Contracts		Value
	CORPORATE BONDS—continued
	Financial Institution - Insurance - P&C—continued
$ 100,000	CNA Financial Corp., Sr. Unsecd. Note, 5.200%, 8/15/2035	$ 100,665
60,000	Marsh & McLennan Cos., Inc., Sr. Unsecd. Note, 4.650%, 3/15/2030	61,226
	TOTAL	362,837
	Financial Institution - REIT - Apartment—0.0%
35,000	Avalonbay Communities, Inc., Sr. Unsecd. Note, Series MTN, 3.350%, 5/15/2027	34,843
60,000	UDR, Inc., Sr. Unsecd. Note, 3.100%, 11/1/2034	52,786
	TOTAL	87,629
	Financial Institution - REIT - Healthcare—0.7%
40,000	Physicians Realty Trust, Sr. Unsecd. Note, 4.300%, 3/15/2027	40,091
75,000	Welltower, Inc., Sr. Unsecd. Note, 2.750%, 1/15/2031	70,536
4,000,000	Welltower, Inc., Sr. Unsecd. Note, 2.750%, 1/15/2032	3,694,622
	TOTAL	3,805,249
	Financial Institution - REIT - Office—0.0%
110,000	Alexandria Real Estate Equities, Inc., Sr. Unsecd. Note, 3.950%, 1/15/2028	109,809
	Financial Institution - REIT - Other—0.0%
50,000	WP Carey, Inc., Sr. Unsecd. Note, 5.375%, 6/30/2034	51,978
	Financial Institution - REIT - Retail—0.0%
80,000	Regency Centers LP, Sr. Unsecd. Note, 4.125%, 3/15/2028	80,441
	Technology—0.2%
35,000	Alphabet, Inc., Sr. Unsecd. Note, 2.050%, 8/15/2050	19,327
35,000	Autodesk, Inc., Sr. Unsecd. Note, 5.300%, 6/15/2035	35,878
60,000	Broadcom, Inc., Sr. Sub. Secd. Note, Series WI, 3.469%, 4/15/2034	55,538
65,000	Broadcom, Inc., Sr. Unsecd. Note, 5.050%, 7/12/2029	67,265
3,000	Broadcom, Inc., Sr. Unsecd. Note, 144A, 3.187%, 11/15/2036	2,589
90,000	Cisco Systems, Inc., Sr. Unsecd. Note, 5.500%, 2/24/2055	90,545
90,000	Dell International LLC / EMC Corp., Sr. Unsecd. Note, 5.100%, 2/15/2036	90,373
75,000	Fiserv, Inc., Sr. Unsecd. Note, 3.500%, 7/1/2029	72,872
40,000	Global Payments, Inc., Sr. Unsecd. Note, 4.500%, 11/15/2028	40,103
70,000	Global Payments, Inc., Sr. Unsecd. Note, 5.550%, 11/15/2035	69,665
35,000	Hewlett Packard Enterprise Co., 5.600%, 10/15/2054	32,233
55,000	Hewlett Packard Enterprise Co., Sr. Unsecd. Note, 5.000%, 10/15/2034	54,525
75,000	Lam Research Corp., Sr. Unsecd. Note, 4.000%, 3/15/2029	75,339
25,000	Oracle Corp., Sr. Unsecd. Note, 3.600%, 4/1/2050	15,651
125,000	Oracle Corp., Sr. Unsecd. Note, 5.200%, 9/26/2035	120,839
75,000	Oracle Corp., Sr. Unsecd. Note, 6.700%, 2/4/2056	72,778
75,000	Oracle Corp., Sr. Unsecd. Note, 6.900%, 11/9/2052	74,269
65,000	Roper Technologies, Inc., Sr. Unsecd. Note, 1.750%, 2/15/2031	57,125
90,000	Synopsys, Inc., Sr. Unsecd. Note, 5.000%, 4/1/2032	92,826
30,000	Verisign, Inc., Sr. Unsecd. Note, 2.700%, 6/15/2031	27,319
35,000	Visa, Inc., Sr. Unsecd. Note, 2.750%, 9/15/2027	34,566
45,000	VMware, Inc., Sr. Unsecd. Note, 2.200%, 8/15/2031	40,332
	TOTAL	1,241,957
	Transportation - Railroads—0.0%
40,000	Union Pacific Corp., Sr. Unsecd. Note, 2.400%, 2/5/2030	37,849
	Transportation - Services—0.0%
75,000	Enterprise Rent-A-Car USA Finance Co., Sr. Unsecd. Note, 144A, 5.200%, 10/30/2034	78,114
	Utility - Electric—0.2%
40,000	Ameren Corp., Sr. Unsecd. Note, 1.950%, 3/15/2027	39,202
55,000	American Electric Power Co., Inc., Sr. Unsecd. Note, 5.625%, 3/1/2033	58,359

Principal Amount, Shares or Contracts			Value
		CORPORATE BONDS—continued
		Utility - Electric—continued
$ 25,000		Black Hills Corp., Sr. Unsecd. Note, 2.500%, 6/15/2030	$ 23,316
115,000		CenterPoint Energy, Inc., Sr. Unsecd. Note, 2.650%, 6/1/2031	105,095
65,000		Constellation Energy Generation LLC, Sr. Unsecd. Note, 5.800%, 3/1/2033	69,736
75,000		Dominion Energy, Inc., Sr. Unsecd. Note, Series A, 1.450%, 4/15/2026	74,775
130,000		Duke Energy Corp., Sr. Unsecd. Note, 2.450%, 6/1/2030	121,891
55,000		Duke Energy Corp., Sr. Unsecd. Note, 3.950%, 8/15/2047	42,880
90,000		Evergy Metro, Inc., Sr. Unsecd. Note, 4.200%, 3/15/2048	74,867
30,000		Exelon Corp., Sr. Unsecd. Note, 4.100%, 3/15/2052	23,637
100,000		Exelon Corp., Sr. Unsecd. Note, 4.950%, 3/15/2036	99,455
25,000		FirstEnergy Transmission LLC, Sr. Unsecd. Note, 144A, 4.550%, 4/1/2049	21,748
65,000		NextEra Energy Capital Holdings, Inc., Sr. Unsecd. Note, 5.050%, 2/28/2033	67,150
65,000		NiSource, Inc., Sr. Unsecd. Note, 4.375%, 5/15/2047	55,063
100,000		Southern Power Co., Sr. Unsecd. Note, Series B, 4.900%, 10/1/2035	99,697
120,000		Virginia Electric & Power Co., Sr. Unsecd. Note, Series A, 3.500%, 3/15/2027	119,603
		TOTAL	1,096,474
		Utility - Natural Gas Distributor—0.4%
2,000,000		Southern California Gas Co., Term Loan - 1st Lien, 5.050%, 9/1/2034	2,058,120
		TOTAL CORPORATE BONDS (IDENTIFIED COST $23,791,721)	22,842,278
		MORTGAGE-BACKED SECURITIES—3.4%
		Agency—3.4%
7,260,629		FHLMC, Pool SD8225, 3.000%, 7/1/2052	6,579,096
6,969,949		FHLMC, Pool SD8243, 3.500%, 9/1/2052	6,578,929
6,404,631		FNMA, Pool MA4732, 4.000%, 9/1/2052	6,231,689
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $18,620,901)	19,389,714
		COLLATERALIZED MORTGAGE OBLIGATIONS—2.6%
		Federal Home Loan Mortgage Corporation—0.1%
523,014		FHLMC REMIC, Series K105, Class A1, 1.536%, 9/25/2029	500,259
		Non-Agency Mortgage-Backed Securities—2.5%
3,047,597		GS Mortgage-Backed Securities Trust 2022-PJ3, Class A4, 2.500%, 8/25/2052	2,609,267
581,152		GS Mortgage-Backed Securities Trust 2023-PJ5, Class A16, 6.500%, 2/25/2054	589,632
5,682,612		JP Morgan Mortgage Trust 2022-1, Class A2, 3.000%, 7/25/2052	5,068,623
3,791,938		JP Morgan Mortgage Trust 2022-2, Class A3, 2.500%, 8/25/2052	3,246,551
3,047,006		JP Morgan Mortgage Trust 2022-3, Class A3, 2.500%, 8/25/2052	2,608,761
		TOTAL	14,122,834
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $16,105,895)	14,623,093
		COMMERCIAL MORTGAGE-BACKED SECURITIES—0.9%
		Commercial Mortgage—0.9%
500,000		Bank 2018-BN15, Class A4, 4.407%, 11/15/2061	504,449
345,000		Bank 2022-BNK40, Class A4, 3.389%, 3/15/2064	325,849
675,000		Benchmark Mortgage Trust 2019-B11, Class A5, 3.542%, 5/15/2052	660,588
265,277		Benchmark Mortgage Trust 2021-B26, Class A2, 1.957%, 6/15/2054	263,271
1,080,000	[2]	BX Trust 2026-CSMO, Class A, 5.067% (CME Term SOFR 1 Month +1.400%), 2/15/2042	1,080,336
381,601		Commercial Mortgage Trust 2015-DC1, Class AM, 3.724%, 2/10/2048	377,089
1,650,000	[2]	ORL Trust 2024-GLKS, Class B, 5.551% (CME Term SOFR 1 Month +1.892%), 12/15/2039	1,649,998
		TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $4,946,830)	4,861,580

Principal Amount, Shares or Contracts			Value
		FOREIGN GOVERNMENTS/AGENCY—0.8%
		Sovereign—0.8%
AUD 6,750,000		Australia, Government of, Sr. Unsecd. Note, Series 154, 2.750%, 11/21/2029 (IDENTIFIED COST $4,512,975)	$ 4,560,045
		ASSET-BACKED SECURITIES—0.7%
		Services—0.4%
$ 2,174,779		Home Partners of America Trust 2022-1, Class B, 4.330%, 4/17/2039	2,174,305
		Student Loans—0.3%
1,001,855		Navient Student Loan Trust 2021-GA, Class A, 1.580%, 4/15/2070	922,907
740,750		SMB Private Education Loan Trust 2021-E, Class A1A, 1.680%, 2/15/2051	711,414
		TOTAL	1,634,321
		TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $3,897,914)	3,808,626
		COMMON STOCKS—0.4%
		Automotive—0.0%
645		Lear Corp.	84,656
		Building Materials—0.0%
5,775	[3]	Masterbrand, Inc.	58,443
		Chemicals—0.1%
1,260		Ashland, Inc.	78,574
1,575	[3]	Axalta Coating Systems Ltd.	52,621
6,035	[3]	Ecovyst, Inc.	68,014
2,700		Koppers Holdings, Inc.	102,060
		TOTAL	301,269
		Commercial Services & Supplies—0.0%
2,895		Interface, Inc.	91,164
585		The Brink’s Co.	68,310
		TOTAL	159,474
		Construction Machinery—0.0%
540		Herc Holdings, Inc.	75,487
70		United Rentals North America, Inc.	58,800
		TOTAL	134,287
		Consumer Products—0.0%
2,605		Energizer Holdings, Inc.	56,242
		Containers & Packaging—0.0%
6,868		Graphic Packaging Holding Co.	83,996
		Diversified Manufacturing—0.0%
380		WESCO International, Inc.	110,010
		Food & Beverage—0.0%
885	[3]	US Foods Holding Corp.	85,500
		Food & Staples Retailing—0.0%
2,350		Albertsons Cos., Inc.	42,065
		Gaming—0.1%
925		Boyd Gaming Corp.	76,988
4,240	[3]	Caesars Entertainment, Inc.	106,212
1,345		Red Rock Resorts, Inc.	81,439
		TOTAL	264,639
		Independent Energy—0.0%
2,323		Devon Energy Corp.	101,120
		Insurance—0.0%
2,100		Ryan Specialty Group Holdings, Inc.	82,635

Principal Amount, Shares or Contracts			Value
		COMMON STOCKS—continued
		Midstream—0.0%
4,481		Suburban Propane Partners LP	$ 90,964
		Pharmaceuticals—0.0%
8,440	[3]	Bausch Health Cos., Inc.	50,049
		Technology—0.1%
610		CDW Corp.	74,810
710		Dell Technologies, Inc.	105,137
515		Science Applications International Corp.	47,514
2,585		Sensata Technologies Holdings PLC	96,524
		TOTAL	323,985
		Utility - Electric—0.1%
590		NRG Energy, Inc.	105,587
415		Vistra Corp.	72,164
		TOTAL	177,751
		TOTAL COMMON STOCKS (IDENTIFIED COST $2,113,468)	2,207,085
		AGENCY RISK TRANSFER SECURITY—0.2%
$ 1,250,000	[2]	FNMA - CAS 2023-R05, Series 2023-R05, Class 1M2, 6.767% (30-DAY AVERAGE SOFR +3.100%), 6/25/2043 (IDENTIFIED COST $1,250,000)	1,297,318
		PREFERRED STOCK—0.0%
		Financials—0.0%
40,000	[1,3,4]	Lehman Brothers Holdings, Inc., Pfd., 5.670% (IDENTIFIED COST $3,400)	400
		PURCHASED CALL OPTION—0.0%
6,000,000		BNP USD CALL/JPY PUT, Exercise Price $155, Notional Amount $936,180,000, Expiration Date 3/18/2026 (IDENTIFIED COST $46,710)	67,056
		PURCHASED PUT OPTIONS—0.0%
$ 6,000,000		BNP EUR PUT/USD CALL, Exercise Price $1.1625, Notional Amount $7,080,000, Expiration Date 4/10/2026	13,872
$ 225,000		United States Treasury, 0.000%, Exercise Price 112.50, Notional Amount $25,616,250, Expiration Date 3/28/2026	21,094
		TOTAL PURCHASED PUT OPTIONS (IDENTIFIED COST $165,569)	34,966
		INVESTMENT COMPANIES—78.9%
12,673,724		Emerging Markets Core Fund	115,711,103
27,270,924		Federated Hermes Government Obligations Fund, Premier Shares, 3.59%[5]	27,270,924
30,748,234		High Yield Bond Core Fund	175,264,934
10,770,824		Mortgage Core Fund	92,629,091
3,843,787		Project and Trade Finance Core Fund	34,286,577
		TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $494,049,561)	445,162,629
		TOTAL INVESTMENT IN SECURITIES—104.4% (IDENTIFIED COST $638,383,265)	588,858,636
		OTHER ASSETS AND LIABILITIES - NET—(4.4)%[6]	(24,622,777)
		NET ASSETS—100%	$564,235,859

At February 28, 2026, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Value and Unrealized Appreciation (Depreciation)
Long Futures:
United States Treasury Notes 2-Year Long Futures	75	$15,695,508	June 2026	$25,624
United States Treasury Notes 5-Year Long Futures	18	$1,982,531	June 2026	$5,344
United States Treasury Notes 10-Year Long Futures	8	$910,500	June 2026	$3,868
Short Futures:
United States Treasury Notes 10-Year Ultra Short Futures	25	$2,918,360	June 2026	$(21,355)
United States Treasury Ultra Bond Short Futures	19	$2,310,281	June 2026	$(20,851)
NET UNREALIZED DEPRECIATION ON FUTURES CONTRACTS				$(7,370)
At February 28, 2026, the Fund had the following outstanding written options contracts:
Counterparty	Description	Number of Contracts	Notional Amount	Expiration Date	Exercise Price	Value
Call Options:
Bank of America	GBP CALL/USD PUT	(6,000,000)	$6,000,000	March 2026	$1.37	$(4,398)
BNP Paribas	EUR CALL/USD PUT	(12,000,000)	$12,000,000	April 2026	$1.18	$(117,936)
BNP Paribas	USD CALL/JPY PUT	(12,000,000)	$12,000,000	April 2026	$159.00	$(52,944)
J.P. Morgan	Russell 2000 Index	(200)	$52,647,200	March 2026	$2,775.00	$(157,000)
J.P. Morgan	United States Treasury, 104.625%, 3/28/2026	(450)	$94,017,600	March 2026	$104.62	$(154,688)
J.P. Morgan	United States Treasury, 113.50%, 3/28/2026	(300)	$32,910,900	March 2026	$113.50	$(220,312)
Morgan Stanley	GBP CALL/USD PUT	(6,000,000)	$6,000,000	March 2026	$1.35	$(27,102)
Morgan Stanley	USD CALL/ZAR PUT	(10,000,000)	$10,000,000	April 2026	$16.70	$(66,720)
UBS	AUD CALL/ USD PUT	(20,000,000)	$20,000,000	April 2026	$0.69	$(696,320)
Put Options:
Bank of America	USD PUT/ZAR CALL	(12,000,000)	$12,000,000	March 2026	$15.75	$(66,756)
Bank of America	USD PUT/ CHF CALL	(15,000,000)	$15,000,000	April 2026	$0.74	$(54,795)
Barclays	AUD PUT/USD CALL	(10,000,000)	$10,000,000	April 2026	$0.68	$(19,700)
Barclays	GBP PUT/USD CALL	(12,000,000)	$12,000,000	March 2026	$1.34	$(26,556)
J.P. Morgan	Russell 2000 Index	(150)	$394,854,000	March 2026	$2,550.00	$(516,000)
J.P. Morgan	United States Treasury, 104.38%, 3/28/2026	(450)	$94,017,600	March 2026	$104.37	$(42,188)
Morgan Stanley	NZD PUT/USD CALL	(10,000,000)	$10,000,000	March 2026	$0.59	$(2,430)
UBS	USD PUT/NOK CALL	(10,000,000)	$10,000,000	April 2026	$9.35	$(61,840)
(Premium Received $2,383,252)						$(2,287,685)
Net Unrealized Appreciation/Depreciation on Futures Contracts and the value of Written Option Contracts is included in “Other Assets and Liabilities–Net.”
Transactions with affiliated investment companies, which are funds managed by the Adviser or an affiliate of the Adviser, during the period ended February 28, 2026, were as follows:
Affiliates	Value as of 11/30/2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation/ Depreciation	Net Realized Gain/ (Loss)	Value as of 2/28/2026	Shares Held as of 2/28/2026	Dividend Income
Emerging Markets Core Fund	$117,158,626	$2,935,627	$(5,000,000)	$894,993	$(278,143)	$115,711,103	12,673,724	$2,916,177
Federated Hermes Government Obligations Fund, Premier Shares	$14,905,725	$67,250,032	$(54,884,833)	$—	$—	$27,270,924	27,270,924	$86,636
High Yield Bond Core Fund	$180,853,812	$—	$(5,000,000)	$(49,747)	$(539,131)	$175,264,934	30,748,234	$2,773,508
Mortgage Core Fund	$91,659,717	$—	$—	$969,374	$—	$92,629,091	10,770,824	$1,172,257
Project and Trade Finance Core Fund	$—	$34,300,000	$—	$(13,423)	$—	$34,286,577	3,843,787	$123,852
TOTAL OF AFFILIATED TRANSACTIONS	$404,577,880	$104,485,659	$(64,884,833)	$1,801,197	$(817,274)	$445,162,629	85,307,493	$7,072,430

1
Market quotations and price evaluations are not available. Fair value determined using significant unobservable inputs in accordance with procedures established by and under the general supervision of the Fund’s Adviser acting through its Valuation Committee (“Valuation Committee”).

2	Floating/variable note with current rate and current maturity or next reset date shown.
3	Non-income-producing security.
4	Issuer in default.
5	7-day net yield.
6	Assets, other than investments in securities, less liabilities
Note: The categories of investments are shown as a percentage of net assets at February 28, 2026.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■ Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Federated Investment Management Company (the “Adviser”).
■ Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
■ Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■ Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and ask quotations.
■ Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Adviser.
■ For securities that are fair valued in accordance with procedures established by and under the general supervision of the Adviser, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Adviser’s valuation policies and procedures for the Fund, or if information furnished by a pricing service, in the opinion of the Adviser’s valuation committee, is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
Pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended, the Fund’s Board of Directors (the “Directors”) has designated the Adviser as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Directors’ oversight and certain reporting and other requirements intended to provide the Directors the information needed to oversee the Adviser’s fair value determinations.
The Adviser, acting through its Valuation Committee, is responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Directors periodically review the fair valuations made by the Valuation Committee. The Directors have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and ask for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Adviser.
The Adviser has also adopted procedures requiring an investment to be priced at its fair value whenever the Valuation Committee determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■ With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■ Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■ Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Adviser has adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Valuation Committee will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Adviser. The Directors periodically review fair valuations made in response to significant events.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of February 28, 2026, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
U.S. Treasuries	$—	$70,003,846	$—	$70,003,846
Corporate Bonds	—	22,837,708	4,570	22,842,278
Mortgage-Backed Securities	—	19,389,714	—	19,389,714
Collateralized Mortgage Obligations	—	14,623,093	—	14,623,093
Commercial Mortgage-Backed Securities	—	4,861,580	—	4,861,580
Foreign Governments/Agency	—	4,560,045	—	4,560,045
Asset-Backed Securities	—	3,808,626	—	3,808,626
Agency Risk Transfer Security	—	1,297,318	—	1,297,318
Purchased Call Option	—	67,056	—	67,056
Purchased Put Options	21,094	13,872	—	34,966
Equity Securities:
Common Stocks
Domestic	2,207,085	—	—	2,207,085
Preferred Stock
Domestic	—	—	400	400
Investment Companies	410,876,052	—	—	410,876,052
Other Investments[1]	—	—	—	34,286,577
TOTAL SECURITIES	$413,104,231	$141,462,858	$4,970	$588,858,636
Other Financial Instruments:
Assets
Futures Contracts	$34,836	$—	$—	$34,836
Liabilities
Futures Contracts	(42,206)	—	—	(42,206)
Written Options Contracts	(1,090,188)	(1,197,497)	—	(2,287,685)
TOTAL OTHER FINANCIAL INSTRUMENTS	$(1,097,558)	$(1,197,497)	$—	$(2,295,055)

1
As permitted by U.S. generally accepted accounting principles (GAAP), an Investment Company valued at $34,286,577 is measured at fair value using the net asset value (NAV) per share practical expedient and has not been categorized in the chart above but is included in the Total column. The amount included herein is intended to permit reconciliation of the fair value classifications to the amounts presented on the Statements of Assets and Liabilities. The price of shares redeemed of Project and Trade Finance Core Fund may be determined as of the closing NAV of the fund up to twenty-four days after receipt of a shareholder redemption request.

The following acronym(s) are used throughout this portfolio:
AUD	—Australian Dollar
BKNT	—Bank Notes
CAS	—Connecticut Avenue Securities
CHF	—Swiss Franc
EUR	—Euro
FHLMC	—Federal Home Loan Mortgage Corporation
FNMA	—Federal National Mortgage Association
GBP	—British Pound
GMTN	—Global Medium Term Note
JPY	—Japanese Yen
MTN	—Medium Term Note
NZD	—New Zealand Dollar
REIT	—Real Estate Investment Trust
REMIC	—Real Estate Mortgage Investment Conduit
SOFR	—Secured Overnight Financing Rate
USD	—United States Dollar
ZAR	—South African Rand